LEASES	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
LEASES
9.	LEASES

The Company has entered into commercial operating leases for the use of offices, warehouses and data centers as lessee. These leases have terms not exceeding 15 years. These leases have varying terms, escalation clauses and renewal rights.

Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Lease cost
Operating lease cost	138,766	257,359	295,501
Short-term lease cost	14,831	24,507	23,172
	153,597	281,866	318,673

Supplemental cash flow information
Operating cash flows from operating leases	128,751	228,604	292,781
ROU assets obtained in exchange for new operating lease liabilities	520,354	596,887	279,526

	As of December 31,
	2022	2023

Weighted-average remaining lease term
Operating leases	5.66 years	6.15 years

Weighted-average discount rate
Operating leases	7.8%	8.3%

Maturities of operating lease liabilities as of December 31, 2023 were as follows:

$

2024	298,070
2025	250,365
2026	215,008
2027	156,217
2028	119,121
Thereafter	365,164
Total lease payments	1,403,945
Less: imputed interest	(323,643)
Present value of lease liabilities	1,080,302

The Company has additional operating leases, primarily for offices, warehouses and data centers that have not yet commenced of $810,652 with lease terms not exceeding 14 years and $518,265 with lease terms not exceeding 14 years, as of December 31, 2022 and 2023, respectively.